LVIP SSGA Moderate Structured Allocation Fund
Schedule of Investments
September 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–90.39%
INVESTMENT COMPANIES–90.39%
Equity Funds–34.42%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Large Cap 100 Fund	8,224,092	$103,130,111
LVIP SSGA Mid-Cap Index Fund	2,964,166	33,661,075
LVIP SSGA S&P 500 Index Fund	5,113,366	100,175,947
LVIP SSGA Small-Cap Index Fund	852,275	24,831,872
LVIP SSGA Small-Mid Cap 200 Fund	2,179,247	26,022,394
		287,821,399
Fixed Income Fund–29.34%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	20,838,174	245,286,141
		245,286,141
International Equity Funds–26.63%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Developed International 150 Fund	11,109,009	87,083,521
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP SSGA Emerging Markets 100 Fund	6,221,007	$ 50,906,505
LVIP SSGA International Index Fund	9,049,912	84,652,875
		222,642,901
Total Affiliated Investments (Cost $651,147,610)		755,750,441
UNAFFILIATED INVESTMENT–9.72%
INVESTMENT COMPANY–9.72%
Fixed Income Fund–9.72%
✧✧SPDR® Portfolio TIPS ETF	2,856,291	81,284,686
Total Unaffiliated Investment (Cost $78,802,578)		81,284,686

TOTAL INVESTMENTS–100.11% (Cost $729,950,188)	837,035,127
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.11%)	(915,831)
NET ASSETS APPLICABLE TO 66,085,009 SHARES OUTSTANDING–100.00%	$836,119,296

✧✧ Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
S&P–Standard & Poor’s
SPDR–Standard & Poor’s Depositary Receipt
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP SSGA Moderate Structured Allocation Fund–1

LVIP SSGA Moderate Structured Allocation Fund
Notes
September 30, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Moderate Structured Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including Exchange-Traded Funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$755,750,441	$—	$—	$755,750,441
Unaffiliated Investment Company	81,284,686	—	—	81,284,686
Total Investments	$837,035,127	$—	$—	$837,035,127
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Moderate Structured Allocation Fund–2

LVIP SSGA Moderate Structured Allocation Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2019, were as follows:
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Number of Shares 09/30/19	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-90.39%@
Equity Funds-34.42%@
✧✧LVIP SSGA Large Cap 100 Fund	$94,334,801	$10,017,714	$11,071,671	$(461,758)	$10,311,025	$103,130,111	8,224,092	$6,730,298	$—
✧✧LVIP SSGA Mid-Cap Index Fund	31,322,003	4,498,284	4,209,383	21,865	2,028,306	33,661,075	2,964,166	3,383,143	—
✧✧LVIP SSGA S&P 500 Index Fund	94,719,587	5,236,391	14,724,417	5,023,132	9,921,254	100,175,947	5,113,366	3,742,781	—
✧✧LVIP SSGA Small-Cap Index Fund	23,305,515	2,799,978	3,294,166	89,939	1,930,606	24,831,872	852,275	1,232,070	—
✧✧LVIP SSGA Small-Mid Cap 200 Fund	23,279,549	3,299,001	2,744,451	(193,271)	2,381,566	26,022,394	2,179,247	290,523	—
Fixed Income Funds-29.34%@
✧✧LVIP SSGA Bond Index Fund	251,437,637	11,818,986	38,053,765	(237,910)	20,321,193	245,286,141	20,838,174	313,678	—
✧✧,×SPDR® Bloomberg Barclays TIPS ETF	83,201,418	4,209,372	10,780,667	(304,980)	4,959,544	—	—	1,762,778	—
International Equity Funds-26.63%@
✧✧LVIP SSGA Developed International 150 Fund	82,229,449	10,199,603	10,036,917	(718,317)	5,409,703	87,083,521	11,109,009	912,777	—
✧✧LVIP SSGA Emerging Markets 100 Fund	50,293,053	6,847,019	5,914,417	(872,765)	553,615	50,906,505	6,221,007	—	—
✧✧LVIP SSGA International Index Fund	82,044,320	2,757,019	10,347,064	450,304	9,748,296	84,652,875	9,049,912	92,818	—
Total	$816,167,332	$61,683,367	$111,176,918	$2,796,239	$67,565,108	$755,750,441		$18,460,866	$—

@ As a percentage of Net Assets as of September 30, 2019.
✧✧ Standard Class shares.
× Issuer considered an unaffiliated investment of the Fund at September 30, 2019.
4. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP SSGA Moderate Structured Allocation Fund–3